Leases	12 Months Ended
Sep. 30, 2013
Leases

NOTE 7—LEASES:

The Authority leases certain areas at Mohegan Sun and Mohegan Sun at Pocono Downs to third-party food and beverage and retail outlets, as well as the rights to access and utilize Mohegan Sun’s rooftop for the installation and operation of antenna towers. Minimum future rental income that the Authority expects to earn under non-cancelable leases is as follows (in thousands):

	Fiscal Years Ending September 30,
	2014	2015	2016	2017	2018	Thereafter	Total
Minimum future rental income	$6,927	$6,934	$6,236	$3,912	$3,288	$8,891	$36,188

The Authority is required to make payments under various operating leases for buildings, equipment and land at Mohegan Sun and Mohegan Sun at Pocono Downs. The Authority incurred rental expense totaling $11.0 million, $12.6 million and $13.3 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. Minimum future rental expense that the Authority expects to incur under non-cancelable leases is as follows (in thousands):

	Fiscal Years Ending September 30,
	2014	2015	2016	2017	2018	Thereafter	Total
Minimum future rental expense	$1,859	$1,768	$949	$846	$830	$1,730	$7,982